ACQUISITION OF SUBSIDIARIES - Additional Information (Detail) (MCP [Member])	Dec. 19, 2012 USD ($)	Dec. 19, 2012 PHP	Dec. 07, 2012	Dec. 19, 2012 Selling Shareholders [Member] USD ($)	Dec. 19, 2012 Selling Shareholders [Member] PHP	Dec. 19, 2012 Settlement of Selling Shareholders' Liability [Member] USD ($)	Dec. 19, 2012 Settlement of Selling Shareholders' Liability [Member] PHP
Assets and Liabilities Acquisition [Line Items]
Percentage of acquired equity interest			93.06%
Payments of consideration	$ 30,682,000	1,259,000,000		$ 4,874,000	200,000,000	$ 25,808,000	1,059,000,000
Excess payment on acquisition of assets and liabilities	$ 5,747,000